U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2018

Date of reporting period: July 1, 2017 through June 30, 2018

Item 1. Report to Stockholders

June 30, 2018

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000;

and Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2018i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2017 through June 30, 2018 (the “reporting period”). Economic activity increased at a moderate pace during the reporting period. Economic growth during the third quarter of 2017 was modest with real gross domestic product (GDP) increasing at a 3.2% annual rate. The pace of economic growth then dipped slightly in the fourth quarter of 2017 with real GDP increasing at a 2.9% annual rate. The slowdown in economic growth became more pronounced this year with real GDP increasing during the first quarter of 2018 at a 2.2% annual rate. The advanced estimate for real GDP for the second quarter of 2018 came in substantially higher at a 4.1% annual rate.

The labor market continued to strengthen during the reporting period. The national unemployment rate was 4.0% in June, approaching a level last seen nearly two decades ago. An average of 215,000 net new jobs were created each month in the first half of 2018. The labor force participation rate remained relatively stable and stood at 62.9% at the end of June. Wage growth was modest with average hourly earnings increasing at a 2.7% annualized rate in June.

Key measures of inflation ticked up slightly and, towards the end of the reporting period, actually reached the 2% target rate set by the Fed. The Fed’s preferred inflation index, the core personal consumption expenditure price index (PCE), increased 1.9% on a year-over-year basis through June. The core consumer price index (CPI) increased 2.3% on an annual basis through June. Measures of near-term and longer-run inflation expectations remained stable over the past twelve months.

During the reporting period, the Federal Open Market Committee (FOMC) continued to gradually reduce the amount of monetary policy accommodation. The FOMC increased the federal funds target rate 25 basis points on three separate occasions during the review period. The fed funds target rate range at the end of the reporting period was 1.75 to 2%. While acknowledging a slightly stronger economy, the Fed retained its “further gradual” guidance on future rate hikes.

Starting in October of last year the Fed began implementing its balance sheet reduction plan. This plan has allowed the Fed to gradually reduce its holdings by decreasing its reinvestment of the principal payments it receives from Treasury securities, agency debt, and mortgage-backed securities it currently holds. At the end of the reporting period, the size of the Fed’s balance sheet had contracted somewhat, but still remained elevated by historical standards at close to $4 trillion.

Credit quality in the tax-exempt sector has generally continued to improve as state fiscal conditions show signs of improvement and greater stability. According to the Fiscal Survey of States compiled by the National Association of State Budget Officers (“NASBO”), states are expected to increase general fund spending by 3.2% in fiscal 2019; by comparison, last spring, states were expecting an increase of just 1.0% based on governors’ fiscal 2018 budgets. After weak revenue growth in fiscal 2016 and 2017, tax collections are projected to rebound in fiscal 2018, with total general fund revenues growing an estimated 4.9%. States are also expected to add to their rainy day funds, with the median balance as a share of general fund spending rising to 6.2% in fiscal 2019.

Medicaid spending continues to be a significant line item for state budgets. According to NASBO, the median growth rate for Medicaid spending from all fund sources is estimated at 5.2% for fiscal 2018. Medicaid expansion spending from state funds is estimated to increase $3.6 billion in fiscal 2018 with the state share gradually set to increase to 10% by 2020.

Returns in the municipal bond market were positive for the twelve month period under review. The Bloomberg Barclays Municipal Bond Index (“BBMBI”), which tracks investment grade municipal securities across all sectors and maturities, had a total return of 1.56% for the twelve month period ended June 30, 2018. Longer-dated bonds outperformed shorter-dated bonds and lower-rated bonds generally outperformed higher- rated bonds during the reporting period. As of June 30, 2018, the BBMBI had a modified adjusted duration of 5.99 years, an average coupon of 4.69% and an average credit quality of AA2/AA3.

Within the reporting period, municipal bond performance was broadly positive during the second half of 2017. Positive technical conditions, which consisted of a combination of manageable supply and strong demand, led to positive total returns for the BBMBI during both the third (+1.06%) and fourth quarters (+0.75%) of 2017. In the fourth quarter of 2017, primary market municipal bond issuance increased considerably as issuers rushed to market in the face of tax reforms that eliminated tax-exempt advance refunding bonds.

i

The positive performance of the municipal bond market came to an abrupt halt during the first quarter of 2018. Treasury and municipal yields reached multiyear highs during the first quarter as rising inflation expectations and an increasing supply of Treasury bonds worried investors. As yields move higher, bond prices moved lower. The BBMBI posted a -1.11% total return during the first quarter of 2018.

Municipal bonds posted gains during the second quarter of 2018 with the BBMBI up 0.87%. The rebound during the second quarter of 2018 was aided by two U.S. Supreme Court decisions which had been highly anticipated by the municipal bond market. In South Dakota v. Wayfair, Inc., the court ruled that states can collect and remit sales taxes on internet purchases even if the seller doesn’t maintain a physical presence in that state. This decision is expected to enhance state tax revenue collections. The second decision was Janus v. AFSCME in which the court held that non-union public employees were no longer required to pay union dues. This decision is expected to benefit state and local governments in future rounds of collective bargaining.

The Kentucky Tax-Free Income Series provided shareholders a positive total return of 0.93% for the twelve month period ended June 30, 2018. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a slightly negative total return of -0.32% for the same time period. Both of the Kentucky funds had shorter durations and held fewer lower-rated issues than the BBMBI, thereby causing both to underperform the index during the reporting period.

Kentucky’s economy has continued to expand at a moderate pace. In 2017, Kentucky’s real GDP grew 1.8% which was slightly below the national average. Kentucky’s 2017 current-dollar GDP was $202.5 billion and ranked 28th in the United States. The state’s General Fund receipts have continued their upward trend and have risen for eight consecutive years. The state reported that final FY18 General Fund revenues were 3.4% more than FY17 collections and 1.1% more than the revised official revenue estimate which projected 2.3% growth. The state’s annual average unemployment rate declined during the reporting period and stood at 4.2% at the end of June. In 2017, Kentucky had a per capita personal income of $39,393 which was well below the national average of $50,392.

Kentucky’s appropriation supported debt was rated A1 by Moody’s and A- by Standard & Poor’s as of June 30, 2018. It should be noted that Kentucky’s appropriation-backed debt was downgraded one notch by both Moody’s Investors Services (downgraded from Aa3 to A1 on 7/20/17) and S&P (downgraded from A to A- on 5/18/18) due primarily to below average economic growth and income levels, unfunded pension obligations, and increased Medicaid spending. Kentucky had net tax-supported debt per capita of $1,995 as of calendar year-end 2017, which was substantially above the state net tax-supported debt median of $987 (Source: Moody’s Investors Services, Medians-State Debt Continues Slow Growth Trend, April 24, 2018).

The Tennessee Tax-Free Income Series provided shareholders with a positive total return of 0.94% for the twelve months ended June 30, 2018. The Tennessee Tax-Free Short-to-Medium Series provided a slightly negative total return of -0.17% for the same time period. Both of the Tennessee funds had shorter durations and held fewer lower-rated issues than the BBMBI, thereby causing both to underperform the index during the reporting period.

Economic growth in Tennessee has continued to outpace the national average. In 2017, real GDP increased by 2.5% which was above the national average. Tennessee’s current-dollar GDP in 2017 was $345.2 billion and ranked 18th in the United States. Finance, insurance, real estate, rental, and leasing are the largest industries in the state and collectively in 2017 accounted for 16.7% of the state’s real GDP. Automobile manufacturing continues to be an important part of the state’s economy. The state’s annual average unemployment rate at the end of June was 3.5%. In 2017, the state had a per capita personal income of $44,266 which was below the national average of $50,392.

Tennessee relies on a combination of a state sales tax, corporate income taxes, franchise and excise taxes, and the Hall income tax for its revenue. Total state revenue collections through June (on an accrual basis June is the eleventh month in Tennessee’s 2017-2018 FY) were $352.5 million more than the budgeted estimate.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2018. Tennessee had net tax-supported debt per capita of $312 as of calendar year-end 2017, which was substantially below the state net tax-supported debt median of $987 (Source: Moody’s Investors Services, Medians-State Debt Continues Slow Growth Trend, April 24, 2018).

The North Carolina Tax-Free Income Series provided shareholders with a positive total return of 1.27% for the twelve months ended June 30, 2018. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a slightly negative total return of -0.45% for the same time period. Both of the North Carolina funds had shorter durations and held fewer lower-rated issues than the BBMBI, thereby causing both to underperform the index during the reporting period.

North Carolina’s economy continued to perform well during the 2017-18 fiscal year. In 2017, North Carolina real GDP grew 2.3% which was slightly better than the national average. North Carolina’s 2017 current-dollar GDP was $538.3 billion and ranked

10th in the United States. The state’s FY 2017-18 Unreserved Fund Balance (“UFB”) increased by 17% from the year-end FY 2016-17 balance. After adjustments, the remaining UFB available for appropriation was estimated to be $902.7 million. The revenue surplus resulted from stronger-than-expected individual income, franchise, and insurance gross premium taxes. The state’s average annual unemployment rate at the end of June was 4.2%. In 2017, North Carolina had a per capita personal income of $43,303 which was below the national average of $50,392.

North Carolina’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2018. North Carolina had net tax-supported debt per capita of $611 as of calendar year-end 2017, which was below the state net tax-supported debt median of $987 (Source: Moody’s Investors Services, Medians-State Debt Continues Slow Growth Trend, April 24, 2018).

The Alabama Tax-Free Income Series provided shareholders with a positive total return of 1.24% for the twelve months ended June 30, 2018. The fund held fewer lower-rated issues and had a shorter duration than the BBMBI, thereby causing it to underperform the index during the reporting period.

Economic growth in Alabama has continued to fall short of the national average. In 2017, Alabama’s real GDP grew 1.2% which was well below the national average. Alabama’s 2017 current-dollar GDP was $211.0 billion which ranked 27th in the United States. Automotive manufacturing, aerospace, tourism, healthcare, biotechnology, and manufacturing continue to be the state’s main economic drivers. The state’s average annual unemployment rate at the end of June stood at 4.1%. In 2017, Alabama had a per capita personal income of $39,976 which was below the national average of $50,392.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2018. Alabama had net tax-supported debt per capita of $898 as of calendar year-end 2017, which was lower than the state net tax-supported debt median of $987 (Source: Moody’s Investors Services, Medians-State Debt Continues Slow Growth Trend, April 24, 2018).

The Mississippi Tax-Free Income Series provided shareholders with a positive total return of 0.99% for the twelve month period ended June 30, 2018. The fund held less lower-rated issues and had a shorter duration than the BBMBI, thereby causing it to underperform the index during the reporting period.

Mississippi’s economic recovery has continued to lag behind the nation. In 2017, Mississippi’s real GDP grew by a mere 0.3% which was substantially below the national average. Mississippi’s 2017 current-dollar GDP was $111.7 billion and ranked 36th in the United States. The state’s average annual unemployment rate at the end of June was 4.7%. In 2017, Mississippi had a per capita personal income of $36,346 which was the lowest in the nation.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2018. Mississippi has net tax-supported debt per capita of $1,854 as of calendar year-end 2017, which was higher than the state net tax-supported debt median of $987 (Source: Moody’s Investors Services, Medians-State Debt Continues Slow Growth Trend, April 24, 2018).

The Intermediate Government Bond Series had a negative total return of -1.05% for the twelve months ended June 30, 2018. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“BBGBI”) had a total return of -0.73% for the twelve month period ended June 30, 2018. The fund had a longer duration than the BBGBI, thereby causing it to slightly underperform the index during the reporting period.

The Taxable Municipal Bond Series provided shareholders with a positive total return of 2.66% for the twelve month period ended June 30, 2018. The Bloomberg Barclays Municipal Bond Taxable Index had a total return of 2.65% for the same time period. The Taxable Municipal Bond Series performed in line with the index during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Bloomberg Barclays Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2018. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.50%
Aa/AA	45.69%
A	48.62%
Baa/BBB	0.03%
B	0.32%
Not Rated	4.84%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.76%
University Consolidated Education and Building Revenue	11.74%
Prerefunded	11.32%
School Improvement	10.96%
Municipal Utility Revenue	9.87%
Turnpikes/Toll Road/Highway Revenue	8.03%
Hospital and Healthcare Revenue	6.53%
Refunding	6.52%
Public Facilities	5.22%
Airport Revenue	1.10%
Miscellaneous Revenue	0.23%
Ad Valorem Property	0.13%
State and Local Mortgage/Housing Revenue	0.13%
Other Assets Less Liabilities	1.46%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.32%
Aa/AA	29.67%
A	69.92%
Not Rated	0.09%

100.00%

COMPOSITION
% of Net Assets
School Improvement	19.32%
Miscellaneous Public Improvement	19.12%
Public Facilities	14.11%
Refunding	11.17%
Turnpikes/Toll Road/Highway Revenue	9.67%
University Consolidated Education and Building Revenue	8.88%
Municipal Utility Revenue	6.30%
Hospital and Healthcare Revenue	6.12%
Prerefunded	3.36%
Other Assets Less Liabilities	1.95%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.57%
Aa/AA	84.89%
A	5.78%
Baa/BBB	0.66%
Not Rated	7.10%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	22.99%
School Improvement	20.38%
Prerefunded	19.88%
Public Facilities	10.50%
Refunding	8.53%
University Consolidated Education and Building Revenue	6.49%
Miscellaneous Public Improvement	5.85%
Hospital and Healthcare Revenue	2.35%
Turnpikes/Toll Road/Highway Revenue	1.05%
Other Assets Less Liabilities	1.98%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	89.56%
A	10.44%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	38.55%
University Consolidated Education and Building Revenue	19.19%
Municipal Utility Revenue	11.95%
Turnpikes/Toll Road/Highway Revenue	8.20%
Public Facilities	7.89%
Refunding	4.60%
School Improvements	4.50%
Hospital and Healthcare Revenue	1.88%
Miscellaneous Public Improvement	1.21%
Other Assets Less Liabilities	2.03%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY *	% of Net Assets at Fair Value
Aaa/AAA	5.10%
Aa/AA	78.15%
A	16.75%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	16.98%
Prerefunded	16.90%
Hospital and Healthcare Revenue	12.24%
School Improvement	10.94%
Refunding	10.70%
Municipal Utility Revenue	10.32%
Public Facilities	6.29%
Airport Revenue	5.09%
Miscellaneous Public Improvement	4.58%
Turnpikes/Toll Road/Highway Revenue	2.13%
Lease Revenue	1.30%
Escrowed to Maturity	0.79%
Miscellaneous Revenue	0.43%
Other Assets Less Liabilities	1.31%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY *	% of Net Assets at Fair Value
Aaa/AAA	3.85%
Aa/AA	74.46%
A	21.25%
Not Rated	0.44%

100.00%

COMPOSITION
% of Net Assets
Refunding	23.94%
University Consolidated Education and Building Revenue	16.92%
Municipal Utility Revenue	13.95%
School Improvement	11.50%
Prerefunded	8.26%
Public Facilities	7.37%
Hospital and Healthcare Revenue	6.21%
Miscellaneous Public Improvement	3.65%
Escrowed to Maturity	2.37%
Turnpikes/Toll Road/Highway Revenue	2.00%
Ad Valorem Property	1.28%
Lease Revenue	1.19%
Other Assets Less Liabilities	1.36%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.67%
Aa/AA	81.03%
A	13.20%
Baa/BBB	0.50%
Not Rated	1.60%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	34.96%
Prerefunded	12.40%
Public Facilities	11.30%
Hospital and Healthcare Revenue	9.42%
University Consolidated Education and Building Revenue	8.58%
Refunding	6.90%
Miscellaneous Public Improvement	5.86%
School Improvement	5.51%
Airport Revenue	2.31%
State and Local Mortgage/Housing Revenue	1.02%
Industrial Revenue	0.84%
Escrowed to Maturity	0.01%
Other Assets Less Liabilities	0.89%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	79.17%
A	16.25%
Baa/BBB	2.83%
Not Rated	1.75%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	19.67%
Public Facilities	17.86%
Refunding	16.39%
School Improvement	13.48%
Prerefunded	11.48%
University Consolidated Education and Building Revenue	9.88%
Miscellaneous Public Improvement	3.34%
Hospital and Healthcare Revenue	2.72%
Airport Revenue	1.08%
Other Assets Less Liabilities	4.10%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit Bank	62.39%
Federal Home Loan Bank	34.77%
Federal National Mortgage Association	0.71%
Other Assets Less Liabilities	2.13%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	84.88%
A	15.12%

100.00%

COMPOSITION
% of Net Assets
Public Facilities	32.73%
Municipal Utility Revenue	26.30%
School Improvement	14.03%
Miscellaneous Public Improvements	10.97%
Hospital and Healthcare Revenue	4.58%
Turnpikes/Toll Road/Highway Revenue	2.84%
Marina/Port Authority Revenue	2.42%
University Consolidated Education and Building Revenue	1.22%
Airport Revenue	1.08%
Other Assets Less Liabilities	3.83%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that on August 24, 2016, Bloomberg LP completed its acquisition of Barclays Risk Analytics and Index Solutions Limited from Barclays Bank PLC and co-branded the indices as the Bloomberg Barclays Indices.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.99% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000%	09/01/2036	Aa2	$250,000	$284,808
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	85,796
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	360,000	375,296
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	213,557
Birmingham AL Waterworks	5.000	01/01/2038	Aa2	550,000	600,394
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	167,517
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	157,364
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	415,712
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	124,387
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	125,000	125,218
Jasper AL Waterworks & Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	477,259
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	332,772
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	322,497
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	277,618
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	415,474
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	434,276
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	260,088
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	387,394
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,474
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	78,093
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	259,875

					5,805,869
SCHOOL IMPROVEMENT BONDS
20.38% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000	09/01/2039	A1	600,000	668,922
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	249,023
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	214,918
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	499,829
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	285,513
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	747,905
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	259,875
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	BBB+*	150,000	164,387
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	441,316
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	162,890
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	655,848
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	100,532
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	95,494
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	31,883
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	284,763
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	283,955

					5,147,053
PREREFUNDED BONDS
19.88% of Net Assets
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	128,546
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	112,221
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	163,469
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	230,525
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	103,130
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	238,549
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	218,247
Madison County AL Board of Education Capital Outlay Tax**	5.125	09/01/2034	Aa3	505,000	508,131
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	172,909
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	546,615
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	335,749
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	101,737

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
North Marshall AL Utilities Board Water Revenue	5.100%	10/01/2030	AA*	$375,000	$378,311
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	261,758
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	74,652
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	77,829
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	68,915
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	210,873
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	507,451
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	178,056
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	152,690
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	250,048

					5,020,411
PUBLIC FACILITIES BONDS
10.50% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	424,720
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	52,742
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	211,564
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	263,963
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	260,103
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	263,966
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	312,945
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	862,970

					2,652,973
REFUNDING BONDS
8.53% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	122,640
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	571,645
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	811,499
Shelby County AL	4.000	08/15/2038	AA+*	250,000	257,565
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	392,067

					2,155,416
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.49% of Net Assets
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	282,347
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	315,516
University AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	501,629
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	249,955
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	288,520

					1,637,967
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.85% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	129,173
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	277,683
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	392,500
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	342,484
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	336,426

					1,478,266
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.35% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	592,262

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.05% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	264,352

Total Investments 98.02% of Net Assets (cost $24,296,238) (See (a) below for further explanation)					$24,754,569

Other assets in excess of liabilities 1.98%					500,436

Net Assets 100%					$25,255,005

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2018

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $24,296,238 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$609,126
Unrealized depreciation	(150,795)

Net unrealized appreciation	$458,331

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,754,569
Level 3	Significant Unobservable Inputs	—

$24,754,569

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $24,296,238)		$24,754,569
Cash		374,149
Interest receivable		321,171

Total assets		25,449,889
LIABILITIES:
Payable for:
Distributions to shareholders	102,846
Fund shares redeemed	62,215
Investment advisory fee	4,536
Transfer agent fee	6,897
Insurance expense	4,178
Registration expense	2,754
Legal fees	2,706
Pricing expense	1,166
Accrued expenses	7,586

Total liabilities		194,884

NET ASSETS:
Capital		24,860,546
Accumulated net realized loss on investment transactions		(63,872)
Net unrealized appreciation in value of investments		458,331

Net assets at value		$25,255,005

NET ASSET VALUE, offering price and redemption price per share (2,090,370 shares outstanding; unlimited number of shares authorized; no par value)		$12.08

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$955,508

Expenses:
Investment advisory fee	130,664
Transfer agent fee	37,359
Custodian expense	9,729
Compliance fee	7,178
Registration fees	6,913
Pricing fees	6,001
Trustees fees	2,983
Other expenses	13,967

Total expenses	214,794
Fees waived by Adviser (Note 2)	(31,422)
Custodian expense reduction	(317)

Net expenses	183,055

Net investment income	772,453

Realized and unrealized loss on investments:
Net realized loss	(29,010)
Net change in unrealized appreciation/depreciation	(421,512)

Net realized and unrealized loss on investments	(450,522)

Net increase in net assets resulting from operations	$321,931

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$772,453	$839,476
Net realized gain/(loss) on investments	(29,010)	1,274
Net change in unrealized appreciation/depreciation	(421,512)	(1,149,505)

Net increase/(decrease) in net assets resulting from operations	321,931	(308,755)
Distributions from net investment income (Note 6)	(772,453)	(839,451)
Net Fund share transactions (Note 4)	(849,482)	(1,675,263)

Total decrease	(1,300,004)	(2,823,469)
Net assets:
Beginning of year	26,555,009	29,378,478

End of year	$25,255,005	$26,555,009

Accumulated Net Investment Income	$—	$181

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.29	$12.77	$12.36	$12.32	$12.10

Income from investment operations:
Net investment income	0.36	0.37	0.39	0.41	0.42
Net gains/(losses) on securities	(0.21)	(0.48)	0.41	0.04	0.23

Total from investment operations	0.15	(0.11)	0.80	0.45	0.65
Less distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.39)	(0.41)	(0.42)
Distributions from capital gains	—	—	—	—	(0.01)

Total distributions	(0.36)	(0.37)	(0.39)	(0.41)	(0.43)

Net asset value, end of year	$12.08	$12.29	$12.77	$12.36	$12.32

Total return	1.24%	(0.82)%	6.61%	3.64%	5.56%
Net assets, end of year (in thousands)	$25,255	$26,555	$29,378	$25,511	$23,358
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.71%	0.71%	0.72%
Ratio of gross expenses to average net assets	0.82%	0.78%	0.78%	0.79%	0.81%
Ratio of net investment income to average net assets	2.96%	3.00%	3.14%	3.26%	3.48%
Portfolio turnover	13.83%	6.95%	5.37%	9.65%	10.48%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.76% of Net Assets
KY Association of Counties	4.000%	02/01/2033	AA-*	$420,000	$440,408
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	453,314
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	478,704
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,306,001
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,208,549
KY State Association of Counties Finance Corporation	5.000	02/01/2030	AA-*	100,000	105,390
KY State Association of Counties Finance Corporation	5.000	02/01/2032	AA-*	165,000	173,790
KY State Association of Counties Finance Corporation	5.000	02/01/2035	AA-*	120,000	125,966
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,537,648
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,216,331
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,631,548
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,655,826
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,150,780
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,834,180
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,299,120
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,680,000
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,664,828
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,449,962
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,270,487
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,368,655
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,482,511
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,549,773
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,889,595
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,401,540
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,887,126
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,330,166
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,083,304
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,285,297
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,849,206
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,874,311
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,442,185
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,613,800
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,010,478
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,727,016
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,691,785
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,114,670
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,110,235
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,357,179
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,168,156
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,711,050
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,832,850
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,110,198
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,587,995
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,048,286
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,541,250
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,733,836
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,153,064
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,991,869
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,531,107
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,662,569
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,888,852
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	11,203,600
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,186,000
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	940,786
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	394,928
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,909,425
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,036,480

					255,383,965

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.74% of Net Assets
Boyle County Centre College	5.000%	06/01/2037	A3	$2,865,000	$3,177,914
Eastern KY University General Receipts	5.000	04/01/2033	A1	910,000	1,015,196
Eastern KY University General Receipts	4.000	10/01/2037	A1	1,540,000	1,591,729
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,163,828
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,318,848
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,476,250
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,176,183
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,739,812
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,089,414
Murray State University	5.000	03/01/2032	A1	2,220,000	2,495,147
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,297,634
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,388,037
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,950,386
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,013,957
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,245,647
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,348,034
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,030,024
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,040,216
University of Louisville	4.500	03/01/2036	A1	5,845,000	6,291,500
University of Louisville General Receipts	5.000	09/01/2029	A3	2,280,000	2,473,777
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	476,269
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,784,465
Western KY University	5.000	05/01/2032	A1	1,500,000	1,623,810
Western KY University	4.000	09/01/2034	A1	575,000	596,085
Western KY University	4.000	09/01/2035	A1	595,000	615,534
Western KY University	4.000	09/01/2036	A1	620,000	639,170

					112,058,866
PREREFUNDED BONDS
11.32% of Net Assets
Kenton County KY School District Finance Corporation	5.000	02/01/2029	A1	3,270,000	3,333,500
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	NR	2,750,000	2,828,760
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	NR	2,560,000	2,638,618
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	NR	1,000,000	1,031,750
KY Economic Development Finance Authority Baptist Healthcare	5.375	08/15/2024	NR	605,000	607,880
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,627,125
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,101,700
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	558,390
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	888,106
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	930,650
KY State Property & Building #89	5.000	11/01/2026	A1	390,000	394,466
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,073,261
KY State Property & Building #90	5.500	11/01/2028	NR	18,805,000	19,051,910
KY State Property & Building #90	5.500	11/01/2028	A1	2,850,000	2,888,019
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	448,408
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	453,851
KY State Property & Building #93	5.250	02/01/2029	AA*	12,260,000	12,526,165
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,224,900
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,500,000	1,671,780
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,587,719
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	3,080,000	3,183,734
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,494,584
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	10,035,000	10,372,979
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,570,399
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	654,394
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,910,215
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,767,960

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2023	NR	$1,480,000	$1,548,272
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	176,297
Shelby County KY School District Finance Corporation	5.000	02/01/2028	A1	500,000	509,945
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	3,012,111

					108,067,848
SCHOOL IMPROVEMENT BONDS
10.96% of Net Assets
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,884,683
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,084,580
Bullitt County KY Schools District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,177,582
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,515,083
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	2,875,000	3,237,365
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,069,737
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,952,494
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,901,426
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	11,944,500
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,004,733
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,869,104
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	9,750,000	10,900,793
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	489,668
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	511,431
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,098,474
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,150,798
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,715,858
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,715,478
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,269,431
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,989,010
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,328,592
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,264,680
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,311,714
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,356,550
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,303,445
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,340,284
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,487,384
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,027,958
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,627,954
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,442,766
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,513,357
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,499,530
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,562,010

					104,548,452
MUNICIPAL UTILITY REVENUE BONDS
9.87% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,481,006
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	761,296
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	795,934
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	828,339
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	870,968
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	907,052
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	130,000	130,352
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,188,368
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	958,628
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	545,407
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,228,545
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,066,481
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,373,562
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,743,866
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,050,510

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer**	5.000%	05/15/2034	Aa3	$27,730,000	$30,111,452
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,475,434
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,248,041
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,482,431
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,493,504
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,080,342
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,568,400
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,092,480
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,721,861
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,817,784
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	257,257
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	284,424
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	314,321
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	205,226
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	333,015
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	418,606
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	372,564

					94,207,456
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.03% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,838,212
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,668,204
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,718,155
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,856,178
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,159,777
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,578,665
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,969,642
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,624,080
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,989,427
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,609,640
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	10,228,246
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,492,499
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,041,770
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,573,855
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,554,850
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,690,661
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	456,620
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	569,095

					76,619,576
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.53% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,898,093
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,437,232
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,239,120
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,064,516
KY Economic Development Finance Authority Baptist Healthcare	5.375	08/15/2024	Baa2	600,000	602,442
KY Economic Development Finance Authority Baptist Healthcare	5.625	08/15/2027	Baa2	2,430,000	2,440,838
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,613,865
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,080,240
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,599,165
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,249,620
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	8,110,000	9,117,505
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	10,850,000	11,002,008
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	9,124,767
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,842,209

					62,311,620

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
6.52% of Net Assets
KY State Property & Building #80	5.250%	05/01/2020	A1	$1,000,000	$1,057,800
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	25,930,172
KY State Property & Building #84	5.000	08/01/2019	A1	7,500,000	7,754,250
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	336,164
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,893,240
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	449,368
KY State Property & Building #104	5.000	11/01/2021	A2	2,085,000	2,271,879
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,431,320
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,066,197

					62,190,390
PUBLIC FACILITIES BONDS
5.22% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	918,010
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,213,086
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,851,499
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,574,385
KY State Certificate of Participation	4.000	04/15/2031	A1	1,000,000	1,041,120
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,814,266
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,643,700
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,252,181
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,376,222
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,500,955
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,555,966
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,616,018
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,679,810
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,740,732
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A2	1,450,000	1,495,690
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,121,120
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,216,179
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	823,313
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,031,424
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,269,458
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,072,473
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,118,757
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,382,497
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,193,756
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,247,373
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,537,876
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,527,300

					49,815,166
AIRPORT REVENUE BONDS
1.10% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	477,492
Kenton County Airport	5.000	01/01/2032	A2	750,000	851,220
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,368,086
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,294,944
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,377,438
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,574,058
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,663,382
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,874,697

					10,481,317
MISCELLANEOUS REVENUE BONDS
.23% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,241,546

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000%	06/01/2035	Aa2	$1,175,000	$1,239,026

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.13% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	250,000	250,457
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	962,555

					1,213,012

Total Investments 98.54% of Net Assets (cost $922,849,671) (See (a) below for further explanation)					$940,378,240

Other assets in excess of liabilities 1.46%					13,955,102

Net Assets 100%					$954,333,342

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $922,848,041 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$21,911,822
Unrealized depreciation	(4,381,623)

Net unrealized appreciation	$17,530,199

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	940,378,240
Level 3	Significant Unobservable Inputs	—

$940,378,240

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $922,849,671)		$940,378,240
Cash		5,885,956
Receivable for fund shares sold		69,500
Interest receivable		11,986,776

Total assets		958,320,472
LIABILITIES:
Payable for:
Distributions to shareholders	2,989,558
Fund shares redeemed	452,859
Investment advisory fee	295,930
Transfer agent fee	94,160
Legal fees	66,374
Trustees fees	48,481
Registration expense	20,638
Accrued expenses	19,130

Total liabilities		3,987,130

NET ASSETS:
Capital		935,194,348
Accumulated net investment income		1,630
Accumulated net realized gain on investment transactions		1,608,795
Net unrealized appreciation in value of investments		17,528,569

Net assets at value		$954,333,342

NET ASSET VALUE, offering price and redemption price per share (125,529,665 shares outstanding; unlimited number of shares authorized; no par value)		$7.60

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$34,743,994

Expenses:
Investment advisory fee	3,684,905
Transfer agent fee	1,180,197
Professional fees	274,559
Trustees fees	111,375
Custodian expense	99,286
Other expenses	125,536

Total expenses	5,475,858
Custodian expense reduction	(3,228)

Net expenses	5,472,630

Net investment income	29,271,364

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,741,513
Net change in unrealized appreciation/depreciation	(21,246,045)

Net realized and unrealized loss on investments	(19,504,532)

Net increase in net assets resulting from operations	$9,766,832

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$29,271,364	$30,399,742
Net realized gain on investments	1,741,513	193,268
Net change in unrealized appreciation/depreciation	(21,246,045)	(39,252,919)

Net increase/(decrease) in net assets resulting from operations	9,766,832	(8,659,909)
Distributions from net investment income (Note 6)	(29,267,208)	(30,392,350)
Distributions from capital gains (Note 6)	(173,173)	(393,040)
Net Fund share transactions (Note 4)	(16,206,584)	5,914,230

Total decrease	(35,880,133)	(33,531,069)
Net assets:
Beginning of year	990,213,475	1,023,744,544

End of year	$954,333,342	$990,213,475

Accumulated Net Investment Income	$1,630	$45,781

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$7.76	$8.06	$7.83	$7.89	$7.74

Income from investment operations:
Net investment income	0.23	0.24	0.25	0.26	0.27
Net gains/(losses) on securities	(0.16)	(0.30)	0.23	(0.06)	0.16

Total from investment operations	0.07	(0.06)	0.48	0.20	0.43
Less distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.25)	(0.26)	(0.27)
Distributions from capital gains	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	(0.01)

Total distributions	(0.23)	(0.24)	(0.25)	(0.26)	(0.28)

Net asset value, end of year	$7.60	$7.76	$8.06	$7.83	$7.89

Total return	0.93%	(0.70)%	6.25%	2.60%	5.65%
Net assets, end of year (in thousands)	$954,333	$990,213	$1,023,745	$989,630	$969,549
Ratio of net expenses to average net assets (a)	0.56%	0.55%	0.55%	0.55%	0.57%
Ratio of gross expenses to average net assets	0.56%	0.55%	0.55%	0.55%	0.57%
Ratio of net investment income to average net assets	2.98%	3.05%	3.15%	3.29%	3.45%
Portfolio turnover	16.81%	10.44%	11.53%	7.80%	9.43%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.32% of Net Assets
Barren County KY School District Finance Corporation**	5.000%	08/01/2022	A1	$1,055,000	$1,168,148
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	564,730
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	332,796
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,128,430
Fayette County KY School District Finance Corporation**	4.000	06/01/2022	Aa3	1,000,000	1,051,240
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	563,225
Hardin County KY School District	5.000	03/01/2023	A1	770,000	859,405
Jefferson County KY School District Finance Corporation**	4.000	12/01/2023	Aa3	1,000,000	1,086,180
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	642,235
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	180,000	182,459
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	944,361
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	496,034
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	A1	450,000	451,224
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	283,733
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,025,910
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	229,492
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	315,709
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	772,364

					12,097,675
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
19.12% of Net Assets
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	258,833
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	25,503
KY State Property & Building #100	5.000	08/01/2024	A1	750,000	808,635
KY State Property & Building #100	5.000	08/01/2019	A1	100,000	103,500
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	539,245
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	815,108
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	605,799
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	839,468
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,638,347
KY State Property & Building #108	5.000	08/01/2023	A1	2,000,000	2,238,500
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	979,344
KY State Property & Building #108	5.000	08/01/2028	A1	150,000	169,128
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,958,688

					11,980,098
PUBLIC FACILITIES BONDS
14.11% of Net Assets
KY State Certificate of Participation**	4.000	06/15/2022	A1	1,000,000	1,064,390
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,010,396
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	323,397
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,106,260
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	665,460
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	799,862
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	549,720
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	586,808
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	628,216
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	389,487
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	101,246
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,407,800
Whitley County KY Public Properties — Justice Center	3.375	09/01/2019	A1	200,000	203,260

					8,836,302
REFUNDING BONDS
11.17% of Net Assets
KY State Property & Building #83	5.000	10/01/2019	A1	1,750,000	1,817,830
KY State Property & Building #84**	5.000	08/01/2019	A1	1,000,000	1,033,900
KY State Property & Building #101	5.000	10/01/2019	A1	1,050,000	1,091,370

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #104**	5.000%		11/01/2021	A2	$1,000,000	$1,089,630
KY State Property & Building #106**	5.000		10/01/2026	A1	1,000,000	1,111,430
KY State Property & Building #108	5.000		08/01/2022	A1	200,000	220,626
KY State Property & Building #112	5.000		11/01/2026	A1	555,000	635,453

						7,000,239
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.67% of Net Assets
KY Asset Liability Commission Federal Highway	5.000		09/01/2024	A2	500,000	571,065
KY Asset Liability Commission Federal Highway	5.250		09/01/2025	A2	675,000	765,565
KY Asset Liability Commission Federal Highway	5.000		09/01/2026	A2	2,015,000	2,282,914
KY Asset Liability Project Notes	4.000		09/01/2023	A2	250,000	269,720
KY State Turnpike Authority Economic Development	5.000		07/01/2024	Aa3	1,175,000	1,349,159
KY State Turnpike Economic Development Road Revenue	5.000		07/01/2026	Aa3	700,000	820,162

						6,058,585
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.88% of Net Assets
KY State Property & Building #114	5.000		10/01/2024	Aa3	1,415,000	1,604,596
Morehead State University	5.000		10/01/2022	A1	310,000	344,000
Northern Ky University General Receipts	4.000		09/01/2018	A1	150,000	150,582
University of Kentucky General Receipts	4.000		04/01/2028	Aa2	750,000	801,630
University of Louisville	5.000		03/01/2024	A1	350,000	396,589
University of Louisville	5.000	**	03/01/2024	A1	2,000,000	2,266,220

						5,563,617
MUNICIPAL UTILITY REVENUE BONDS
6.30% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000		08/01/2031	Aa3	1,000,000	1,067,620
Frankfort Electric & Water	4.000		12/01/2023	AA*	440,000	477,220
KY Rural Water Finance Corporation	3.000		08/01/2019	A+*	545,000	552,134
KY Rural Water Finance Corporation	4.500		08/01/2021	A+*	100,000	100,140
Lexington Fayette Urban County Government	4.000		09/01/2027	Aa2	435,000	469,252
Northern KY Water	5.000		02/01/2026	Aa3	815,000	914,258
Owensboro KY Electric Light & Power	5.000		01/01/2024	A2	350,000	366,135

						3,946,759
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.12% of Net Assets
KY Asset Liability Commission General Receipts	4.000		10/01/2018	Aa2	105,000	105,148
KY Economic Development Finance Authority Baptist Healthcare	4.750		08/15/2019	Baa2	55,000	55,186
Lexington Fayette Urban County Government	5.000		06/01/2024	A1	2,800,000	3,017,364
Warren County Hospital	4.000		04/01/2020	A+*	105,000	107,978
Warren County Hospital	5.000		04/01/2023	A+*	500,000	550,745

						3,836,421
PREREFUNDED BONDS
3.36% of Net Assets
KY Economic Development Finance Authority Baptist Healthcare	4.750		08/15/2019		55,000	55,223
KY Infrastructure Authority Wastewater & Drinking Water	5.000		02/01/2025	Aaa	175,000	193,540
KY Turnpike Economic Development Road Revenue	5.000		07/01/2023	Aa3	600,000	668,712
KY Turnpike Economic Development Road Revenue	5.000		07/01/2024	Aa3	85,000	94,734
KY Turnpike Ecomonic Development Road Revenue**	5.000		07/01/2024	Aa3	1,000,000	1,090,450

						2,102,659

Total Investments 98.05% of Net Assets (cost $61,426,259) (See (a) below for further explanation)						$61,422,355

Other assets in excess of liabilities 1.95%						1,223,437

Net Assets 100%						$62,645,792

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2018

All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $61,426,259 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$361,429
Unrealized depreciation	(365,333)

Net unrealized depreciation	$(3,904)

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	61,422,355
Level 3	Significant Unobservable Inputs	—

$61,422,355

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $61,426,259)		$61,422,355
Cash		523,940
Interest receivable		801,834

Total assets		62,748,129
LIABILITIES:
Payable for:
Distributions to shareholders	37,698
Fund shares redeemed	5,305
Investment advisory fee	22,767
Transfer agent fee	13,330
Legal fee	6,561
Pricing fees	5,888
Insurance expense	4,965
Trustees fees	2,002
Accrued expenses	3,821

Total liabilities		102,337

NET ASSETS:
Capital		62,860,243
Accumulated net realized loss on investment transactions		(210,547)
Net unrealized depreciation in value of investments		(3,904)

Net assets at value		$62,645,792

NET ASSET VALUE, offering price and redemption price per share (12,008,760 shares outstanding; unlimited number of shares authorized; no par value)		$5.22

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$1,665,621

Expenses:
Investment advisory fee	338,479
Transfer agent fee	87,235
Custodian expense	15,918
Professional fees	13,746
Audit fees	10,483
Pricing fees	10,001
Trustees fees	7,535
Other expenses	22,611

Total expenses	506,008
Fees waived by Adviser (Note 2)	(31,030)
Custodian expense reduction	(524)

Net expenses	474,454

Net investment income	1,191,167

Realized and unrealized loss on investments:
Net realized loss	(25,756)
Net change in unrealized appreciation/depreciation	(1,476,700)

Net realized and unrealized loss on investments	(1,502,456)

Net decrease in net assets resulting from operations	$(311,289)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$1,191,167	$1,410,940
Net realized loss on investments	(25,756)	(156,332)
Net change in unrealized appreciation/depreciation	(1,476,700)	(1,737,572)

Net decrease in net assets resulting from operations	(311,289)	(482,964)
Distributions from net investment income (Note 6)	(1,191,167)	(1,410,940)
Net Fund share transactions (Note 4)	(8,024,017)	(11,102,514)

Total decrease	(9,526,473)	(12,996,418)
Net assets:
Beginning of year	72,172,265	85,168,683

End of year	$62,645,792	$72,172,265

Accumulated Net Investment Income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$5.33	$5.45	$5.35	$5.44	$5.43

Income from investment operations:
Net investment income	0.09	0.10	0.11	0.12	0.12
Net gains/(losses) on securities	(0.11)	(0.12)	0.10	(0.09)	0.01

Total from investment operations	(0.02)	(0.02)	0.21	0.03	0.13
Less distributions:
Distributions from net investment income	(0.09)	(0.10)	(0.11)	(0.12)	(0.12)

Net asset value, end of year	$5.22	$5.33	$5.45	$5.35	$5.44

Total return	(0.32)%	(0.44)%	3.88%	0.50%	2.35%
Net assets, end of year (in thousands)	$62,646	$72,172	$85,169	$80,055	$82,218
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.72%	0.73%	0.74%
Ratio of gross expenses to average net assets	0.75%	0.73%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	1.76%	1.79%	1.96%	2.17%	2.14%
Portfolio turnover	4.69%	14.84%	26.49%	20.19%	9.06%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
38.55% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$98,871
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	184,567
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	413,634
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	53,616
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	327,125
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	A1	85,000	88,598
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	A1	100,000	104,387
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	A1	60,000	62,818
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	271,265
MS Development Bank Special Obligation Jones County Junior College**	5.000	03/01/2033	AA*	150,000	153,476
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	46,080
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	130,841
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	145,591
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	220,930
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	159,314
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	527,386
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	51,984
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	191,639
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	346,632
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	679,320
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	219,343

					4,477,417
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.19% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	495,668
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	142,501
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	313,080
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	261,144
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	262,238
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	100,000	103,161
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	237,048
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	413,514

					2,228,354
MUNICIPAL UTILITY REVENUE BONDS
11.95% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	758,316
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	104,041
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	54,655
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	301,473
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	169,692

					1,388,177
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.20% of Net Assets
MS Development Bank Special Obligation Desoto County Highway	5.000	01/01/2030	Aa3	100,000	109,607
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	228,302
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	344,505
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	185,621
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	84,324

					952,359
PUBLIC FACILITIES BONDS
7.89% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	169,226
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	316,323

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS Development Bank Special Obligation Brandon Public Improvement	4.000%	08/01/2035	AA*	$150,000	$156,963
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	104,193
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	169,935

					916,640
REFUNDING BONDS
4.60% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	52,414
MS State Refunding	5.000	10/01/2033	Aa2	150,000	175,670
MS State Refunding	4.000	10/01/2036	Aa2	290,000	306,065

					534,149
SCHOOL IMPROVEMENT BONDS
4.50% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	113,572
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	409,208

					522,780
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.88% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2034	Aa2	100,000	103,239
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	105,000	115,191

					218,430
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.21% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	140,915

Total Investments 97.97% of Net Assets (cost $11,036,883) (See (a) below for further explanation)					$11,379,221

Other assets in excess of liabilities 2.03%					235,861

Net Assets 100%					$11,615,082

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,036,809 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$374,637
Unrealized depreciation	(32,225)

Net unrealized appreciation	$342,412

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,379,221
Level 3	Significant Unobservable Inputs	—

$11,379,221

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $11,036,883)		$11,379,221
Cash		159,183
Interest receivable		145,036

Total assets		11,683,440
LIABILITIES:
Payable for:
Distributions to shareholders	50,324
Investment advisory fee	2,572
Transfer agent fee	3,088
Custodian expense	2,728
Professional fees	2,659
Pricing fees	1,267
Insurance expense	973
Trustee fees	789
Accrued expenses	3,958

Total liabilities		68,358

NET ASSETS:
Capital		11,276,542
Accumulated net investment income		9
Net accumulated loss on investment transactions		(3,807)
Net unrealized appreciation in value of investments		342,338

Net assets at value		$11,615,082

NET ASSET VALUE, offering price and redemption price per share (974,155 shares outstanding; unlimited number of shares authorized; no par value)		$11.92

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$409,368

Expenses:
Investment advisory fee	59,352
Transfer agent fee	17,805
Custodian expense	7,744
Compliance fee	6,680
Registration fees	5,929
Pricing expense	4,500
Professional fees	3,024
Trustees fees	1,360
Other expenses	2,445

Total expenses	108,839
Fees waived by Adviser (Note 2)	(25,463)
Custodian expense reduction	(252)

Net expenses	83,124

Net investment income	326,244

Realized and unrealized gain/(loss) on investments:
Net realized gain	2,307
Net change in unrealized appreciation/depreciation	(202,768)

Net realized and unrealized loss on investments	(200,461)

Net increase in net assets resulting from operations	$125,783

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$326,244	$336,460
Net realized gain on investments	2,307	1,670
Net change in unrealized appreciation/depreciation	(202,768)	(387,693)

Net increase/(decrease) in net assets resulting from operations	125,783	(49,563)
Distributions from net investment income (Note 6)	(326,227)	(336,322)
Distributions from capital gains (Note 6)	(8,238)	(4,362)
Net Fund share transactions (Note 4)	(624,288)	1,333,277

Total increase/(decrease)	(832,970)	943,030
Net assets:
Beginning of year	12,448,052	11,505,022

End of year	$11,615,082	$12,448,052

Accumulated Net Investment (loss) income	$9	$(8)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.14	$12.55	$12.03	$11.95	$11.65

Income from investment operations:
Net investment income	0.33	0.34	0.36	0.37	0.38
Net gains/(losses) on securities	(0.22)	(0.41)	0.52	0.08	0.31

Total from investment operations	0.11	(0.07)	0.88	0.45	0.69
Less distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.36)	(0.37)	(0.38)
Distributions from capital gains	0.00 (b)	0.00 (b)	0.00	0.00	(0.01)

Total distributions	(0.33)	(0.34)	(0.36)	(0.37)	(0.39)

Net asset value, end of year	$11.92	$12.14	$12.55	$12.03	$11.95

Total return	0.99%	(0.48)%	7.49%	3.80%	6.08%
Net assets, end of year (in thousands)	$11,615	$12,448	$11,505	$10,916	$10,450
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.69%	0.69%
Ratio of gross expenses to average net assets	0.92%	0.85%	0.88%	0.86%	0.90%
Ratio of net investment income to average net assets	2.75%	2.80%	2.97%	3.07%	3.26%
Portfolio turnover	7.26%	14.06%	3.26%	6.47%	1.96%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.98% of Net Assets
Iredell County NC Community College	5.000%	04/01/2026	Aa1	$225,000	$225,621
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,887
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	340,222
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,278,560
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,074,440
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	835,515
Scotland County NC	5.000	12/01/2033	A*	250,000	289,213
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	790,328
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	286,870
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	670,517
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	264,258
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	263,645
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,122,940
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,978,704
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,676,775
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,018,341
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	792,818
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	527,690
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,221,202
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	623,062
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	524,215
University of North Carolina	5.000	10/01/2033	A1	30,000	30,232
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,167,100
Western Carolina University	5.000	10/01/2045	Aa3	825,000	932,407

					22,260,562
PREREFUNDED BONDS
16.90% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	763,095
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	294,023
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	110,952
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	612,003
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	423,503
Moore County NC**	5.000	06/01/2031	Aa3	2,750,000	2,921,958
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	1,640,000	1,756,571
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	512,820
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	508,500
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,271,250
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,410,406
NC Eastern Municipal Power Agency	6.000	01/01/2026	Aaa	275,000	313,063
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	213,402
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,846,690
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,722,071
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	834,690
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	111,022
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	832,718
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	555,720
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	555,720
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,008,760
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,030,555
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,547,323

					22,156,815
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.24% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	763,986
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,649,970
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	549,555

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC State Medical Care Commission Health Care Facilities Mission Health**	5.000%	10/01/2036	Aa3	$3,045,000	$3,176,453
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	526,410
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	841,118
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,080,000
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,076,912
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	218,116
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,103,270
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	685,964
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,291,089
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	423,780
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,104,030
New Hanover County NC Hospital New Hanover Regional Medical Center	5.000	10/01/2034	A1	500,000	572,010

					16,062,663
SCHOOL IMPROVEMENT BONDS
10.94% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	286,928
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	286,418
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	843,376
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,640,750
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,500,000	1,585,305
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	580,355
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	853,628
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	978,125
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	572,835
Onslow County NC Limited Obligation	4.000	10/01/2035	Aa3	500,000	523,985
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	536,685
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	577,198
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,254,380
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	853,988
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,586,490
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	396,729

					14,357,175
REFUNDING BONDS
10.70% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	2,000,000	2,279,140
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,458,156
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	776,674
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	936,264
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	855,188
Chatham County NC	5.000	11/01/2032	Aa2	825,000	948,758
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	109,833
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	558,530
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,408,288
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	562,237
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	549,615
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	286,443
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	551,645
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,043,690
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	521,045
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	468,947

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Union County NC Limited Obligation Refunding	5.000%	12/01/2024	Aa1	$125,000	$145,203
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	581,605

					14,041,261
MUNICIPAL UTILITY REVENUE BONDS
10.32% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	570,230
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aaa	550,000	620,675
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	792,825
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,102,080
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,138,170
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	644,881
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	282,180
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	847,523
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,255,168
Mooresville NC Limited Obligation**	5.000	11/01/2031	AA-*	1,250,000	1,434,275
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	578,010
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	81,114
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	741,330
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	542,930
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	571,090
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,027,520
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,191,272
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,621

					13,536,894
PUBLIC FACILITIES BONDS
6.29% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	923,949
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,061,370
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	368,497
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	287,646
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	574,585
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	563,460
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	574,540
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	558,050
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,614,654
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	824,633
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	894,824

					8,246,208
AIRPORT REVENUE BONDS
5.09% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	290,703
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	529,075
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	812,763
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,530,507
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,246,778
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	248,054
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	462,722
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,553,970

					6,674,572
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.58% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	276,460
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	275,173
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,242,087
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	687,402
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	416,932
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	372,273

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Johnston County NC Limited Obligation	4.750%	06/01/2033	Aa2	$500,000	$547,420
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,650,570
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	544,655

					6,012,972
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.13% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	227,776
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	543,545
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,500,551
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	528,775

					2,800,647
LEASE REVENUE BONDS
1.30%
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,701,675

ESCROWED TO MATURITY BONDS
.79% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,039,641

MISCELLANEOUS REVENUE BONDS
.43% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	567,425

Total Investments 98.69% of Net Assets (cost $127,450,673) (See (a) below for further explanation)					$129,458,510

Other assets in excess of liabilities 1.31%					1,719,735

Net Assets 100%					$131,178,245

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $127,450,673 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,711,183
Unrealized depreciation	(703,346)

Net unrealized appreciation	$2,007,837

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	129,458,510
Level 3	Significant Unobservable Inputs	—

$129,458,510

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $127,450,673)		$129,458,510
Cash		1,871,697
Receivable for fund shares sold		100,800
Interest receivable		1,312,433

Total assets		132,743,440
LIABILITIES:
Payable for:
Investments purchased	1,067,310
Distributions to shareholders	339,682
Fund shares redeemed	55,688
Investment advisory fee	51,866
Transfer agent fee	23,932
Legal fees	6,200
Postage expense	4,471
Printing expense	4,133
Miscellaneous expense	4,100
Trustee fees	2,597
Accrued expenses	5,216

Total liabilities		1,565,195

NET ASSETS:
Capital		130,515,591
Accumulated net realized loss on investment transactions		(1,345,183)
Net unrealized appreciation in value of investments		2,007,837

Net assets at value		$131,178,245

NET ASSET VALUE, offering price and redemption price per share (11,563,737 shares outstanding; unlimited number of shares authorized; no par value)		$11.34

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$4,593,431

Expenses:
Investment advisory fee	664,847
Transfer agent fee	169,959
Professional fees	34,751
Custodian expense	21,085
Trustees fees	17,499
Pricing fees	13,501
Other expenses	43,896

Total expenses	965,538
Fees waived by Adviser (Note 2)	(8,281)
Custodian expense reduction	(685)

Net expenses	956,572

Net investment income	3,636,859

Realized and unrealized loss on investments:
Net realized loss	(114,148)
Net change in unrealized appreciation/depreciation	(1,805,316)

Net realized and unrealized loss on investments	(1,919,464)

Net increase in net assets resulting from operations	$1,717,395

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$3,636,859	$3,995,410
Net realized loss on investments	(114,148)	(670,190)
Net change in unrealized appreciation/depreciation	(1,805,316)	(6,216,146)

Net increase/(decrease) in net assets resulting from operations	1,717,395	(2,890,926)
Distributions from net investment income (Note 6)	(3,636,670)	(3,995,046)
Net Fund share transactions (Note 4)	(6,174,592)	(4,188,962)

Total decrease	(8,093,867)	(11,074,934)
Net assets:
Beginning of year	139,272,112	150,347,046

End of year	$131,178,245	$139,272,112

Accumulated Net Investment Income	$—	$1,744

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.50	$12.02	$11.53	$11.54	$11.31

Income from investment operations:
Net investment income	0.31	0.32	0.34	0.36	0.37
Net gains/(losses) on securities	(0.16)	(0.52)	0.49	(0.01)	0.24

Total from investment operations	0.15	(0.20)	0.83	0.35	0.61
Less distributions:
Distributions from net investment income	(0.31)	(0.32)	(0.34)	(0.36)	(0.37)
Distributions from capital gains	—	—	—	—	(0.01)

Total distributions	(0.31)	(0.32)	(0.34)	(0.36)	(0.38)

Net asset value, end of year	$11.34	$11.50	$12.02	$11.53	$11.54

Total return	1.27%	(1.68)%	7.28%	3.00%	5.57%
Net assets, end of year (in thousands)	$131,178	$139,272	$150,347	$123,717	$98,879
Ratio of net expenses to average net assets (a)	0.70%	0.69%	0.70%	0.71%	0.72%
Ratio of gross expenses to average net assets	0.71%	0.69%	0.70%	0.71%	0.72%
Ratio of net investment income to average net assets	2.66%	2.73%	2.87%	3.04%	3.29%
Portfolio turnover	11.76%	11.50%	6.09%	4.56%	9.73%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.94% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$213,214
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	158,307
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	134,286
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	708,700
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	289,758
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	322,734
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	117,430
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	189,473
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	102,206
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	371,123
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	140,469
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	116,190
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	395,003
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	222,847
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	285,755
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	228,881
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	113,626
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	281,795
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	188,219
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	143,848
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	145,220
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	245,704
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	100,662
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	112,397

					5,327,847
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.92% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	275,115
East Carolina University	5.000	10/01/2027	Aa2	250,000	294,578
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	581,932
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	128,777
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	288,618
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,814
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	470,396
University of NC Greensboro	5.000	04/01/2026	Aa3	250,000	293,998
University of NC Wilmington	4.000	06/01/2029	A1	750,000	806,355
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	303,293
University of North Carolina	4.250	10/01/2021	A1	50,000	50,313
Western Carolina University	5.000	10/01/2025	Aa3	225,000	264,389

					3,768,578
MUNICIPAL UTILITY REVENUE BONDS
13.95% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	691,878
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	273,305
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	399,009
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	162,758
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	101,563
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	226,325
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	225,886
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	383,383
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	208,495
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	144,323
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	106,822
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	183,525

					3,107,272

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
11.50% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	01/01/2019	Aa2	$100,000	$101,771
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	402,084
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	230,572
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	233,674
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	151,368
New Hanover County NC	4.000	02/01/2028	Aaa	100,000	108,489
Onslow County NC Limited Obligation**	4.000	10/01/2024	Aa3	350,000	382,550
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	283,355
Scotland County NC	5.000	12/01/2027	A*	140,000	165,350
Scotland County NC	5.000	12/01/2025	A*	270,000	313,478
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	188,942

					2,561,633
PREREFUNDED BONDS
8.26% of Net Assets
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	448,359
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	247,370
Moore County NC	5.000	06/01/2021	Aa3	200,000	212,506
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	152,039
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	45,786
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	159,357
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	109,391
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	317,266
University of NC Greensboro	5.000	04/01/2025	NR	90,000	97,352
University of North Carolina	4.250	10/01/2021	A1	20,000	20,140
University of North Carolina	4.250	10/01/2021	A1	20,000	20,140
University of North Carolina	4.250	10/01/2021	A1	10,000	10,071

					1,839,777
PUBLIC FACILITIES BONDS
7.37% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	578,650
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	181,074
Chatham County NC Limited Obligation**	5.000	11/01/2025	Aa2	500,000	578,555
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	303,342

					1,641,621
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.21% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	260,440
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	182,922
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	195,912
NC State Medical Care Commission Health Care Facilities**	4.000	06/01/2025	Aa2	250,000	276,375
North Carolina State Medical Care Commission Mission Health System	5.000	10/01/2024	Aa3	250,000	260,888
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	205,488

					1,382,025
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.65% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	153,407
NC State Capital Improvement Obligation**	5.000	05/01/2021	Aa1	350,000	370,815
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	148,103
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	141,490

					813,815
ESCROWED TO MATURITY BONDS
2.37% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	134,756
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	141,983
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	249,968

					526,707

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.00% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000%	03/01/2025	A2	$265,000	$307,416
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	136,980

					444,396
AD VALOREM PROPERTY BONDS
1.28% of Net Assets
Smithville Township NC**	5.000	06/01/2024	A1	250,000	285,088

LEASE REVENUE BONDS
1.19% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	265,655

Total Investments 98.64% of Net Assets (cost $22,130,193) (See (a) below for further explanation)					$21,964,414

Other assets in excess of liabilities 1.36%					302,513

Net Assets 100%					$22,266,927

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $22,130,193 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$104,216
Unrealized depreciation	(269,995)

Net unrealized depreciation	$(165,779)

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,964,414
Level 3	Significant Unobservable Inputs	—

$21,964,414

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $22,130,193)		$21,964,414
Cash		186,667
Interest receivable		172,398

Total assets		22,323,479
LIABILITIES:
Payable for:
Distributions to shareholders	8,050
Fund shares redeemed	18,461
Investment advisory fee	6,266
Transfer agent fee	2,669
Professional fees	5,853
Insurance expense	3,291
Pricing fees	3,882
Trustees fees	445
Accrued expenses	7,635

Total liabilities		56,552

NET ASSETS:
Capital		22,451,961
Accumulated net realized loss on investment transactions		(19,255)
Net unrealized depreciation in value of investments		(165,779)

Net assets at value		$22,266,927

NET ASSET VALUE, offering price and redemption price per share (2,092,659 shares outstanding; unlimited number of shares authorized; no par value)		$10.64

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$481,908

Expenses:
Investment advisory fee	109,561
Transfer agent fee	32,295
Professional fees	12,177
Custodian expense	9,540
Pricing fees	8,001
Registration fees	6,565
Trustees fees	2,472
Other expenses	7,257

Total expenses	187,868
Fees waived by Adviser (Note 2)	(33,973)
Custodian expense reduction	(310)

Net expenses	153,585

Net investment income	328,323

Realized and unrealized gain/(loss) on investments:
Net realized gain	4,174
Net change in unrealized appreciation/depreciation	(419,673)

Net realized and unrealized loss on investments	(415,499)

Net decrease in net assets resulting from operations	$(87,176)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$328,323	$346,639
Net realized gain/(loss) on investments	4,174	(21,849)
Net change in unrealized appreciation/depreciation	(419,673)	(475,251)

Net decrease in net assets resulting from operations	(87,176)	(150,461)
Distributions from net investment income (Note 6)	(328,323)	(346,639)
Net Fund share transactions (Note 4)	752,612	(2,707,103)

Total increase/(decrease)	337,113	(3,204,203)
Net assets:
Beginning of year	21,929,814	25,134,017

End of year	$22,266,927	$21,929,814

Accumulated Net Investment Income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.85	$11.05	$10.94	$11.06	$11.00

Income from investment operations:
Net investment income	0.16	0.16	0.17	0.19	0.20
Net gains/(losses) on securities	(0.21)	(0.20)	0.11	(0.12)	0.08

Total from investment operations	(0.05)	(0.04)	0.28	0.07	0.28
Less distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.17)	(0.19)	(0.20)
Distributions from capital gains	—	—	—	—	(0.02)

Total distributions	(0.16)	(0.16)	(0.17)	(0.19)	(0.22)

Net asset value, end of year	$10.64	$10.85	$11.05	$10.94	$11.06

Total return	(0.45)%	(0.33)%	2.59%	0.60%	2.53%
Net assets, end of year (in thousands)	$22,267	$21,930	$25,134	$24,463	$25,952
Ratio of net expenses to average net assets (a)	0.70%	0.73%	0.83%	0.83%	0.81%
Ratio of gross expenses to average net assets	0.86%	0.82%	0.83%	0.83%	0.81%
Ratio of net investment income to average net assets	1.50%	1.49%	1.56%	1.69%	1.80%
Portfolio turnover	21.80%	11.15%	24.05%	9.79%	7.10%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
34.96% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,686,223
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	285,855
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,645,474
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	112,533
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	531,150
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	577,680
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	574,725
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,565,477
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	868,913
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,150,868
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	962,889
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	868,193
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	262,798
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	332,174
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,048,910
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,092,210
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	566,785
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,082,950
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	285,378
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	283,775
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	257,175
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,420,025
Memphis TN Gas System Revenue	4.000	12/01/2033	Aa1	500,000	534,405
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	843,688
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,379,365
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	571,390
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	562,680
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA+*	3,085,000	3,316,468
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	561,525
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa3	3,250,000	3,656,120
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	561,475
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	642,528
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	290,273
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa3	2,265,000	2,506,267
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	797,337
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	288,093
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	750,000	809,490

					37,783,264
PREREFUNDED BONDS
12.40% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	103,108
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,546,620
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	771,600
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	143,853
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,069,400
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	513,312
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,138,800
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	564,045
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,128,090
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	267,350
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	NR	70,000	70,265
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	758,905
Manchester TN	5.000	06/01/2038	A2	20,000	21,239

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000%	10/01/2034	NR	$210,000	$218,621
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	822,730
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	546,435
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	376,513
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	514,055
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	556,850
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,273,650

					13,405,441
PUBLIC FACILITIES BONDS
11.30% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	522,705
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	783,653
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,450,186
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	905,648
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	665,312
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,674,315
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	839,311
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	650,478
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,516,536
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,294,603
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	916,989

					12,219,736
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.42% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	Baa1	500,000	532,514
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A1	995,000	1,102,987
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,798,725
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,056,448
Rutherford County TN Health &Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,557,480
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	817,343
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2035	A1	500,000	571,690
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,749,992

					10,187,179
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.58% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	218,524
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,285,550
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A1	920,000	972,550
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,085,363
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	731,120
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,102,590
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,589,014
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,287,140

					9,271,851
REFUNDING BONDS
6.90% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,373,544

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000%	10/01/2027	A2	$1,000,000	$1,003,600
Manchester TN	5.000	06/01/2038	A2	80,000	84,161
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	562,035
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	279,603
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,133,780
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	281,873
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	280,450
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	559,490
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	500,000	581,125
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,325,472

					7,465,133
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.86% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	669,956
Memphis TN	4.000	06/01/2041	Aa2	250,000	258,578
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	913,912
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,567,313
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	528,275
Springfield TN Public Improvement	4.500	03/01/2024	Aa3	565,000	619,489
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,781,355

					6,338,878
SCHOOL IMPROVEMENT BONDS
5.51% of Net Assets
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	275,356
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,024,390
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,509,886
Shelby County TN	5.000	04/01/2037	Aa1	500,000	580,655
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,568,120

					5,958,407
AIRPORT REVENUE BONDS
2.31% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	908,528
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	283,575
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,307,946

					2,500,049
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
1.02% of Net Assets
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	620,000	624,935
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	460,000	479,458

					1,104,393
INDUSTRIAL REVENUE BONDS
0.84% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	911,251

ESCROWED TO MATURITY BONDS
.01% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	NR	10,000	10,001

Total Investments 99.11% of Net Assets (cost $105,003,928) (See (a) below for further explanation)					$107,155,583

Other assets in excess of liabilities .89%					965,910

Net Assets 100%					$108,121,493

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2018

(a)	Cost for federal income tax purposes is $105,003,928 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,746,013
Unrealized depreciation	(594,358)

Net unrealized appreciation	$2,151,655

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	107,155,583
Level 3	Significant Unobservable Inputs	—

$107,155,583

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $105,003,928)		$107,155,583
Cash		61,466
Interest receivable		1,350,295

Total assets		108,567,344
LIABILITIES:
Payable for:
Distributions to shareholders	266,698
Fund shares redeemed	69,445
Investment advisory fee	44,999
Transfer agent fee	11,395
Insurance expense	14,369
Professional fees	12,384
Registration expense	8,666
Pricing fees	5,100
Postage expense	2,693
Accrued expenses	10,102

Total liabilities		445,851

NET ASSETS:
Capital		106,251,315
Accumulated net realized loss on investment transactions		(281,477)
Net unrealized appreciation in value of investments		2,151,655

Net assets at value		$108,121,493

NET ASSET VALUE, offering price and redemption price per share (9,615,682 shares outstanding; unlimited number of shares authorized; no par value)		$11.24

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$3,773,621

Expenses:
Investment advisory fee	549,885
Transfer agent fee	139,303
Custodian expense	20,538
Professional fees	28,181
Trustees fees	12,563
Other expenses	36,239

Total expenses	786,709
Fees waived by Adviser (Note 2)	(8,460)
Custodian expense reduction	(668)

Net expenses	777,581

Net investment income	2,996,040

Realized and unrealized loss on investments:
Net realized loss	(3,281)
Net change in unrealized appreciation/depreciation	(1,977,898)

Net realized and unrealized loss on investments	(1,981,179)

Net increase in net assets resulting from operations	$1,014,861

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$2,996,040	$3,107,543
Net realized loss on investments	(3,281)	(63,537)
Net change in unrealized appreciation/depreciation	(1,977,898)	(4,362,020)

Net increase/(decrease) in net assets resulting from operations	1,014,861	(1,318,014)
Distributions from net investment income (Note 6)	(2,996,040)	(3,107,543)
Net Fund share transactions (Note 4)	1,843,070	(4,145,515)

Total decrease	(138,109)	(8,571,072)
Net assets:
Beginning of year	108,259,602	116,830,674

End of year	$108,121,493	$108,259,602

Accumulated Net Investment Income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.44	$11.89	$11.51	$11.55	$11.27

Income from investment operations:
Net investment income	0.31	0.33	0.34	0.36	0.37
Net gains/(losses) on securities	(0.20)	(0.45)	0.38	(0.04)	0.28

Total from investment operations	0.11	(0.12)	0.72	0.32	0.65
Less distributions:
Distributions from net investment income	(0.31)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of year	$11.24	$11.44	$11.89	$11.51	$11.55

Total return	0.94%	(1.03)%	6.40%	2.77%	5.86%
Net assets, end of year (in thousands)	$108,121	$108,260	$116,831	$109,672	$104,894
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.71%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.71%	0.70%	0.71%
Ratio of net investment income to average net assets	2.70%	2.82%	2.96%	3.08%	3.25%
Portfolio turnover	15.77%	9.27%	9.67%	7.01%	14.44%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
19.67% of Net Assets
Castalian Springs Bethpage TN Waterworks	3.000%	01/01/2019	A+*	$90,000	$90,618
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA+*	250,000	286,275
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	278,983
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	247,975
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	258,413
Maryville TN	4.000	06/01/2029	Aa3	250,000	273,598
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	127,378
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	113,000
Springfield TN	5.000	06/01/2027	Aa3	245,000	291,548

					1,967,788
PUBLIC FACILITIES BONDS
17.86% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	104,916
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	233,668
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	113,297
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	288,480
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	141,376
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	216,376
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	221,770
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	113,574
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	189,723
Pigeon Forge Public Facilities**	5.000	06/01/2023	AA*	150,000	162,977

					1,786,157
REFUNDING BONDS
16.39% of Net Assets
Maryville TN	5.000	06/01/2026	Aa3	350,000	413,907
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	400,239
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	186,162
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	114,414
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	85,714
Putnam County TN	4.000	04/01/2025	Aa2	300,000	331,338
Unicoi County TN Refunding	5.250	04/01/2019	A1	105,000	107,856

					1,639,630
SCHOOL IMPROVEMENT BONDS
13.48% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	270,493
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	107,519
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	205,548
Rhea County TN	4.000	04/01/2025	A1	250,000	263,908
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	102,243
Sumner County TN	5.000	12/01/2025	AA+*	100,000	115,839
White County TN	4.000	06/01/2027	AA-*	260,000	282,575

					1,348,125
PREREFUNDED BONDS
11.48% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	153,336
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	180,637
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	166,003
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	110,854

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Memphis TN General Improvement	5.000%	04/01/2022	Aa2	$185,000	$189,644
Memphis TN General Obligation	5.000	05/01/2020	Aa2	175,000	179,979
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	146,069
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,524

					1,148,046
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.88% of Net Assets
Franklin County TN Health & Educational Facilities Board**	4.000	09/01/2019	A+*	350,000	359,338
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	143,027
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	133,266
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	109,619
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	242,998

					988,248
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.34% of Net Assets
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	101,548
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2027	Aa2	200,000	232,926

					334,474
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.72% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	271,869

AIRPORT REVENUE BONDS
1.08% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	107,847

Total Investments 95.90% of Net Assets (cost $9,599,413) (See (a) below for further explanation)					$9,592,184

Other assets in excess of liabilities 4.10%					410,602

Net Assets 100%					$10,002,786

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,599,413 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$49,308
Unrealized depreciation	(56,537)

Net unrealized depreciation	$(7,229)

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,592,184
Level 3	Significant Unobservable Inputs	—

$9,592,184

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $9,599,413)		$9,592,184
Cash		316,342
Interest receivable		114,250

Total assets		10,022,776
LIABILITIES:
Payable for:
Distributions to shareholders	3,103
Fund shares redeemed	2,220
Investment advisory fee	2,025
Transfer agent fee	1,330
Professional fees	2,286
Custody expense	1,952
Pricing fees	1,624
Printing expense	1,316
Trustees fees	52
Accrued expenses	4,082

Total liabilities		19,990

NET ASSETS:
Capital		10,240,683
Accumulated net realized loss on investment transactions		(230,668)
Net unrealized depreciation in value of investments		(7,229)

Net assets at value		$10,002,786

NET ASSET VALUE, offering price and redemption price per share (950,661 shares outstanding; unlimited number of shares authorized; no par value)		$10.52

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$223,304

Expenses:
Investment advisory fee	50,071
Transfer agent fee	15,021
Professional fees	9,239
Custodian expense	7,707
Registration expense	6,212
Pricing expense	5,001
Trustees fees	1,150
Other expenses	3,379

Total expenses	97,780
Fees waived by Adviser (Note 2)	(27,258)
Custodian expense reduction	(251)

Net expenses	70,271

Net investment income	153,033

Realized and unrealized loss on investments:
Net realized loss	(2,248)
Net change in unrealized appreciation/depreciation	(163,422)

Net realized and unrealized loss on investments	(165,670)

Net decrease in net assets resulting from operations	$(12,637)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$153,033	$176,516
Net realized loss on investments	(2,248)	(716)
Net change in unrealized appreciation/depreciation	(163,422)	(238,149)

Net decrease in net assets resulting from operations	(12,637)	(62,349)
Distributions from net investment income (Note 6)	(153,033)	(176,516)
Net Fund share transactions (Note 4)	(330,072)	(603,058)

Total decrease	(495,742)	(841,923)
Net assets:
Beginning of year	10,498,528	11,340,451

End of year	$10,002,786	$10,498,528

Accumulated Net Investment Income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.70	$10.93	$10.74	$10.81	$10.75

Income from investment operations:
Net investment income	0.16	0.17	0.16	0.18	0.19
Net gains/(losses) on securities both realized and unrealized	(0.18)	(0.23)	0.19	(0.07)	0.06

Total from investment operations	(0.02)	(0.06)	0.35	0.11	0.25
Less distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.16)	(0.18)	(0.19)

Net asset value, end of year	$10.52	$10.70	$10.93	$10.74	$10.81

Total return	(0.17)%	(0.54)%	3.28%	0.99%	2.36%
Net assets, end of year (in thousands)	$10,003	$10,499	$11,340	$11,033	$10,785
Ratio of net expenses to average net assets (a)	0.70%	0.75%	0.86%	0.85%	0.86%
Ratio of gross expenses to average net assets	0.98%	0.88%	0.86%	0.85%	0.86%
Ratio of net investment income to average net assets	1.53%	1.59%	1.47%	1.64%	1.78%
Portfolio turnover	22.75%	10.95%	7.37%	14.32%	11.38%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT BANK
62.39% of Net Assets
Federal Farm Credit Bank	5.050%	12/21/2021	Aaa	$370,000	$397,978
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,181,404
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,959,692
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,500,000	1,648,830
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,191,432

					9,379,336
FEDERAL HOME LOAN BANK
34.77% of Net Assets
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	536,091
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,223,572
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,983,285
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	484,398

					5,227,346
FEDERAL NATIONAL MORTGAGE ASSOCIATION
0.71% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	100,000	106,162

Total Investments 97.87% of Net Assets (cost $14,451,168) (See (a) below for further explanation)					$14,712,844

Other assets in excess of liabilities 2.13%					320,314

Net Assets 100%					$15,033,158

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,451,168 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$276,473
Unrealized depreciation	(14,797)

Net unrealized appreciation	$261,676

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$14,712,844
Level 3	Significant Unobservable Inputs	—

$14,712,844

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $14,451,168)		$14,712,844
Cash		185,318
Interest receivable		154,831

Total assets		15,052,993
LIABILITIES:
Payable for:
Distributions to shareholders	6,224
Fund shares redeemed	2,153
Investment advisory fee	2,474
Transfer agent fee	4,286
Trustee fee	746
Accrued expenses	3,952

Total liabilities		19,835

NET ASSETS:
Capital		14,924,490
Accumulated net realized loss on investment transactions		(153,008)
Net unrealized appreciation in value of investments		261,676

Net assets at value		$15,033,158

NET ASSET VALUE, offering price and redemption price per share (1,522,530 shares outstanding; unlimited number of shares authorized; no par value)		$9.87

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$487,282

Expenses:
Investment advisory fee	31,060
Transfer agent fee	23,295
Custodian expense	9,360
Compliance fees	6,820
Pricing fees	5,001
Registration expense	4,998
Professional fees	3,924
Trustee fees	1,767
Other expenses	8,573

Total expenses	94,798
Custodian expense reduction	(304)

Net expenses	94,494

Net investment income	392,788

Realized and unrealized gain/(loss) on investments:
Net realized gain	6,059
Net change in unrealized appreciation/depreciation	(551,580)

Net realized and unrealized loss on investments	(545,521)

Net decrease in net assets resulting from operations	$(152,733)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$392,788	$405,344
Net realized gain on investments	6,059	31,817
Net change in unrealized appreciation/depreciation	(551,580)	(778,271)

Net decrease in net assets resulting from operations	(152,733)	(341,110)
Distributions from net investment income (Note 6)	(392,788)	(405,344)
Net Fund share transactions (Note 4)	(27,766)	(1,123,583)

Total decrease	(573,287)	(1,870,037)
Net assets:
Beginning of year	15,606,445	17,476,482

End of year	$15,033,158	$15,606,445

Accumulated Net Investment Income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.23	$10.70	$10.29	$10.25	$10.05

Income from investment operations:
Net investment income	0.25	0.26	0.26	0.26	0.28
Net gains/(losses) on securities	(0.36)	(0.47)	0.41	0.04	0.20

Total from investment operations	(0.11)	(0.21)	0.67	0.30	0.48
Less distributions:
Distributions from net investment income	(0.25)	(0.26)	(0.26)	(0.26)	(0.28)

Net asset value, end of year	$9.87	$10.23	$10.70	$10.29	$10.25

Total return	(1.05)%	(1.99)%	6.57%	2.96%	4.89%
Net assets, end of year (in thousands)	$15,033	$15,606	$17,476	$18,728	$21,224
Ratio of net expenses to average net assets (a)	0.61%	0.58%	0.53%	0.51%	0.56%
Ratio of gross expenses to average net assets	0.61%	0.58%	0.53%	0.51%	0.56%
Ratio of net investment income to average net assets	2.53%	2.49%	2.47%	2.54%	2.81%
Portfolio turnover	1.99%	0.00%	0.00%	2.44%	15.33%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES BONDS
32.73% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$266,015
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	162,279
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	326,628
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	200,257
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	459,816
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	259,574
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	819,728
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	236,104
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	81,540
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	773,154

					3,585,095
MUNICIPAL UTILITY REVENUE BONDS
26.30% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	456,284
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	43,095
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	64,497
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	410,325
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	277,508
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	113,822
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	366,744
Sedalia MO Certificates of Participation Build America**	7.300	06/01/2035	AA*	500,000	527,935
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	453,660
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,510
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	105,705

					2,882,085
SCHOOL IMPROVEMENT BONDS
14.03% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	817,890
CO State Building Excellent Schools Today Certificates of Participation**	7.017	03/15/2031	Aa2	400,000	438,992
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	280,353

					1,537,235
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.97% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	285,122
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	125,130
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	455,596
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	267,410
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	68,522

					1,201,780
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.58% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	231,217
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	270,770

					501,987
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.84% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	311,694

MARINA/PORT AUTHORITY REVENUE BONDS
2.42% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	265,182

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2018

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.22% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746%	05/15/2042	Aa2	$100,000	$133,730

AIRPORT REVENUE BONDS
1.08% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	118,454

Total Investments 96.17% of Net Assets (cost $9,665,699) (See (a) below for further explanation)					$10,537,242

Other assets in excess of liabilities 3.83%					419,924

Net Assets 100%					$10,957,166

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $9,665,699 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$879,456
Unrealized depreciation	(7,913)

Net unrealized appreciation	$871,543

Other Information

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,537,242
Level 3	Significant Unobservable Inputs	—

$10,537,242

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018

ASSETS:
Investments in securities, at fair value (Cost: $9,665,699)		$10,537,242
Cash		318,601
Interest receivable		123,657

Total assets		10,979,500
LIABILITIES:
Payable for:
Distributions to shareholders	13,234
Fund shares redeemed	117
Investment advisory fee	2,320
Transfer agent fee	1,295
Professional fees	1,265
Trustees fees	824
Accrued expenses	3,279

Total liabilities		22,334

NET ASSETS:
Capital		10,121,035
Accumulated net realized loss on investment transactions		(35,412)
Net unrealized appreciation in value of investments		871,543

Net assets at value		$10,957,166

NET ASSET VALUE, offering price and redemption price per share (1,070,522 shares outstanding; unlimited number of shares authorized; no par value)		$10.24

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Net investment income:
Interest income	$616,982

Expenses:
Investment advisory fee	54,596
Transfer agent fee	16,379
Custodian expense	8,241
Compliance fee	7,177
Professional fees	4,749
Registration expense	4,738
Trustees fees	1,236
Other expenses	3,877

Total expenses	100,993
Fees waived by Adviser (Note 2)	(24,214)
Custodian expense reduction	(268)

Net expenses	76,511

Net investment income	540,471

Realized and unrealized gain/(loss) on investments:
Net realized gain	4,037
Net change in unrealized appreciation/depreciation	(261,258)

Net realized and unrealized loss on investments	(257,221)

Net increase in net assets resulting from operations	$283,250

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2018 and 2017

	2018	2017
Operations:
Net investment income	$540,471	$544,940
Net realized gain/(loss) on investments	4,037	(4,449)
Net change in unrealized appreciation/depreciation	(261,258)	(462,915)

Net increase in net assets resulting from operations	283,250	77,576
Distributions from net investment income	(540,471)	(544,940)
Distributions from capital gains	—	(74,266)
Net Fund share transactions (Note 4)	177,432	(601,874)

Total decrease	(79,789)	(1,143,504)
Net assets:
Beginning of year	11,036,955	12,180,459

End of year	$10,957,166	$11,036,955

Accumulated Net Investment Income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.48	$10.98	$10.53	$10.57	$10.45

Income from investment operations:
Net investment income	0.51	0.47	0.50	0.52	0.51
Net gains/(losses) on securities	(0.24)	(0.43)	0.45	(0.04)	0.18

Total from investment operations	0.27	0.04	0.95	0.48	0.69
Less distributions:
Distributions from net investment income	(0.51)	(0.47)	(0.50)	(0.52)	(0.51)
Distributions from capital gains	0.00	(0.07)	0.00	0.00	(0.06)

Total distributions	(0.51)	(0.54)	(0.50)	(0.52)	(0.57)

Net asset value, end of period	$10.24	$10.48	$10.98	$10.53	$10.57

Total return	2.66%	0.78%	9.29%	4.49%	6.90%
Net assets, end of period (in thousands)	$10,957	$11,037	$12,180	$11,303	$12,369
Ratio of net expenses to average net assets (a)	0.70%	0.62%	0.86%	0.83%	0.89%
Ratio of gross expenses to average net assets	0.92%	0.74%	0.86%	0.83%	0.89%
Ratio of net investment income to average net assets	4.95%	4.79%	4.71%	4.80%	4.95%
Portfolio turnover	4.31%	11.04%	10.55%	8.45%	9.71%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”). These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Committee, consisting of all of the Trustees, has the day-to-day responsibility for implementing the Valuation Procedure including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	Organization and Significant Accounting Policies, continued

unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2018, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ended June 30, 2018.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2018. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2018, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series
Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2018 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the “Adviser”) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of ..20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2018, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$31,422
Kentucky Tax-Free Short-to-Medium Series	31,030
Mississippi Tax-Free Income Series	25,463
North Carolina Tax-Free Income Series	8,281
North Carolina Tax-Free Short-to-Medium Series	33,973
Tennessee Tax-Free Income Series	8,460
Tennessee Tax-Free Short-to-Medium Series	27,258
Taxable Municipal Bond Series	24,214

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% of 1% on the first $20,000,000 of average net assets and 0.12% of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the year ended June 30, 2018, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2018, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$3,560,502	$4,432,361
Kentucky Tax-Free Income Series	162,901,668	173,794,798
Kentucky Tax-Free Short-to-Medium Series	3,119,925	10,197,002
Mississippi Tax-Free Income Series	849,572	1,503,109
North Carolina Tax-Free Income Series	15,899,121	21,044,457
North Carolina Tax-Free Short-to-Medium Series	5,950,856	4,698,180
Tennessee Tax-Free Income Series	20,366,226	17,303,722
Tennessee Tax-Free Short-to-Medium Series	2,235,519	2,597,955
Intermediate Government Bond Series	499,125	302,153
Taxable Municipal Bond Series	626,589	452,742

4.	Capital Shares

As of June 30, 2018 and June 30, 2017, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	203,698	$2,490,882	211,677	$2,648,793
Shares reinvested	28,412	346,706	32,007	394,549
Shares redeemed	(302,328)	(3,687,070)	(383,910)	(4,718,605)
Net decrease	(70,218)	$(849,482)	(140,226)	$(1,675,263)

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	11,068,186	$85,263,618	13,833,178	$108,064,745
Shares reinvested	2,186,355	16,796,593	2,206,512	17,150,787
Shares redeemed	(15,389,728)	(118,266,795)	(15,318,951)	(119,301,302)
Net increase/(decrease)	(2,135,187)	$(16,206,584)	720,739	$5,914,230

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

4.	Capital Shares, continued

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,626,804	$8,586,503	4,743,042	$25,162,542
Shares reinvested	129,950	684,462	137,343	732,089
Shares redeemed	(3,279,554)	(17,294,982)	(6,971,396)	(36,997,145)
Net decrease	(1,522,800)	$(8,024,017)	(2,091,011)	$(11,102,514)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	60,629	$732,057	256,134	$3,117,575
Shares reinvested	9,811	118,270	9,232	111,987
Shares redeemed	(121,842)	(1,474,615)	(156,182)	(1,896,285)
Net increase/(decrease)	(51,402)	$(624,288)	109,184	$1,333,277

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,494,438	$17,165,926	2,229,529	$25,899,779
Shares reinvested	191,938	2,200,493	220,270	2,540,985
Shares redeemed	(2,231,268)	(25,541,011)	(2,852,231)	(32,629,726)
Net decrease	(544,892)	$(6,174,592)	(402,432)	$(4,188,962)

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	423,974	$4,549,033	408,759	$4,423,829
Shares reinvested	22,728	244,094	23,993	260,185
Shares redeemed	(375,401)	(4,040,515)	(685,824)	(7,391,117)
Net increase/(decrease)	71,301	$752,612	(253,072)	$(2,707,103)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,244,483	$14,188,162	1,098,763	$12,594,742
Shares reinvested	177,266	2,014,239	187,564	2,150,826
Shares redeemed	(1,268,235)	(14,359,331)	(1,647,646)	(18,891,083)
Net increase/(decrease)	153,514	$1,843,070	(361,319)	$(4,145,515)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	80,706	$853,806	139,038	$1,488,371
Shares reinvested	11,325	120,143	13,251	142,143
Shares redeemed	(122,644)	(1,304,021)	(208,786)	(2,233,572)
Net decrease	(30,613)	$(330,072)	(56,497)	$(603,058)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

4.	Capital Shares, continued

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	192,308	$1,943,028	81,769	$844,522
Shares reinvested	31,493	316,610	31,200	323,505
Shares redeemed	(227,258)	(2,287,404)	(220,899)	(2,291,610)
Net decrease	(3,457)	$(27,766)	(107,930)	$(1,123,583)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2018		Year Ended June 30, 2017
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	108,828	$1,127,845	238,038	$2,532,827
Shares reinvested	36,890	382,777	40,541	430,059
Shares redeemed	(128,361)	(1,333,190)	(335,074)	(3,564,760)
Net increase/(decrease)	17,357	$177,432	(56,495)	$(601,874)

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2018, the Funds’ capital loss carry-forwards expire as follows:

	No Expiration
	Short-term	Long-term	Total
Alabama Tax Free Income Series	$35,043	$28,829	$63,872
Kentucky Tax-Free Short-to-Medium Series	210,547	—	210,547
North Carolina Tax-Free Income Series	1,232,968	112,215	1,345,183
North Carolina Tax-Free Short-to-Medium Series	19,255	—	19,255
Tennessee Tax-Free Income Series	278,197	3,280	281,477
Tennessee Tax-Free Short-to-Medium Series	—	230,668	230,668
Intermediate Government Bond Series	120,261	32,747	153,008
Taxable Municipal Bond Series	35,412		35,412

During the year ended June 30, 2018, the following Funds utilized capital loss carry-forwards as follows:

Amount
North Carolina Tax-Free Short-to-Medium Series	$4,174
Intermediate Government Bond Series	6,059

During the year ended June 30, 2018, the following Funds had capital losses expire:

Amount
Tennessee Tax-Free Income Series	$371,142

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

6.	Federal Income Taxes, continued

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2018 as follows:

Post October Losses
Mississippi Tax-Free Income Series	$(3,807)

During the year ended June 30, 2018, as a result of permanent book to tax differences, the Funds incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are due to expiration of capital loss carryforwards and sales of market discount bonds. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/(Loss)	Paid In Capital	Accumulated Net Investment Income/(Loss)
Alabama Tax-Free Income Series	$181	$—	$(181)
Kentucky Tax-Free Income Series	48,307	—	(48,307)
North Carolina Tax-Free Income Series	1,933	—	(1,933)
Tennessee Tax-Free Income Series	371,142	(371,142)

The tax character of distributions paid for the years ended June 30, 2018 and 2017 were as follows:

	2018			2017
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$772,453	$—	$—	$839,451	$—	$—
Kentucky Tax-Free Income Series	29,267,208	—	173,173	30,392,350	—	393,040
Kentucky Tax-Free Short-to-Medium Series	1,191,167	—	—	1,410,940	—	—
Mississippi Tax-Free Income Series	326,227	—	8,238	336,322	—	4,362
North Carolina Tax-Free Income Series	3,636,670	—	—	3,995,046	—	—
North Carolina Tax-Free Short-to-Medium Series	328,323	—	—	346,639	—	—
Tennessee Tax-Free Income Series	2,996,040	—	—	3,107,543	—	—
Tennessee Tax-Free Short-to-Medium Series	153,033	—	—	176,516	—	—
Intermediate Government Bond Series	—	392,788	—	—	405,344	—
Taxable Municipal Bond Series	—	540,471		—	544,940	74,266

At June 30, 2018, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$102,846	$—	$458,331
Kentucky Tax-Free Income	—	2,989,558	1,608,795	17,530,199
Kentucky Tax-Free Short-to-Medium	—	37,698	—	(3,904)
Mississippi Tax-Free Income	—	50,324	—	342,347
North Carolina Tax-Free Income	—	339,682	—	2,007,837
North Carolina Tax-Free Short-to-Medium	—	8,050	—	(165,779)
Tennessee Tax-Free Income	—	266,698	—	2,151,655
Tennessee Tax-Free Short-to-Medium	—	3,103	—	(7,229)
Intermediate Government Bond	6,224	—	—	261,676
Taxable Municipal Bond Series	13,234	—	—	871,543

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/(Losses)
Alabama Tax-Free Income	$(63,872)	$(102,846)	$394,459
Kentucky Tax-Free Income	—	(2,989,558)	19,138,994
Kentucky Tax-Free Short-to-Medium	(210,547)	(37,698)	(214,451)
Mississippi Tax-Free Income	(3,807)	(50,324)	338,540
North Carolina Tax-Free Income	(1,345,183)	(339,682)	662,654
North Carolina Tax-Free Short-to-Medium	(19,255)	(8,050)	(185,034)
Tennessee Tax-Free Income	(281,477)	(266,698)	1,870,178
Tennessee Tax-Free Short-to-Medium	(230,668)	(3,103)	(237,897)
Intermediate Government Bond	(153,008)	(6,224)	108,668
Taxable Municipal Bond Series	(35,412)	(13,234)	836,131

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2018, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At June 30, 2018, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2018, the average interest rate on borrowings was 4.45% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$652
Kentucky Tax Free Income Series	24,877
Kentucky Tax-Free Short-to-Medium Series	10,742
Mississippi Tax-Free Income Series	1,255
North Carolina Tax-Free Income Series	46,477
North Carolina Tax-Free Short-to-Medium Series	4,786
Tennessee Tax-Free Income Series	13,912
Tennessee Short-to-Medium Tax-Free Series	2,126
Intermediate Government Bond Series	26,403
Taxable Municipal Bond Series	1,167

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dupree Mutual Funds (the “Trust”) (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively referred to as the “Funds”)), including the schedules of portfolio investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Dupree Mutual Funds at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dupree Mutual Funds investment companies since 1997.

Cincinnati, Ohio

August 29, 2018

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2018

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held in Publicly Traded Companies
Officers:
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 55	President	Annual Term; 12 years of service as Executive Vice President, first term as President	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 57	Vice President, Secretary, Treasurer	Annual Term; 20 years of service as Vice President, 18 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 Age: 41	Vice President	First Term	Dupree & Company, Inc. (2017 to present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003-2017)	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 47	Assistant Secretary, Assistant Treasurer	Annual Term; 3 years of service	Vice President Dupree & Company, Inc.	N/A	N/A
Martin Dean Ultimus Fund Solutions 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 54	Compliance Officer	Annual Term; 1 year of service	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016-present); Senior Vice President, Huntington Asset Services (July 2013-December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008-June 2013)	N/A	N/A
Trustees:
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 74	Trustee, Chairman	Annual Term; 16 years of service	Of Counsel (2016 to present) prior, President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 56	Trustee Chair, Nominating Committee	Annual Term 11 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
William A. Combs, Jr.* 111 Woodland Ave., #510 Lexington, KY 40502 Age: 78	Trustee	Annual Term; 29 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 66	Trustee Chair, Valuation Committee	Annual Term; 7 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 60	Trustee Chair, Audit Committee	Annual Term; 7 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

*	As of July 3, 2017 William A. Combs, Jr. is an affiliated person of Dupree & Company, Inc., the Trust’s investment adviser, and is considered an “interested person” of the Trust within the meaning of section 2(a)(1a) of the 1940 Act.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2018

Trustee and officer information, continued

As of June 30, 2018, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2018, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ended June 30, 2018, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the SEC’s Office of Investor Education and Advocacy (previously referred to as “SEC Public Reference Room”) may be obtained by calling 1-800-SEC-0330.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2018

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2018	Beginning Account Value January 1, 2018*	Ending Account Value June 30, 2018**	Expenses Paid During the Six Months Ended June 30, 2018
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,012.40	$3.49
Hypothetical	.70	1,000.00	1,024.86	3.51
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,004.62	2.79
Hypothetical	.56	1,000.00	1,024.86	2.82
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	998.41	3.45
Hypothetical	.70	1,000.00	1,024.86	3.50
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,004.92	3.46
Hypothetical	.70	1,000.00	1,024.86	3.50
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,006.32	3.47
Hypothetical	.70	1,000.00	1,024.86	3.50
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	997.76	3.44
Hypothetical	.70	1,000.00	1,024.86	3.49
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,004.67	3.46
Hypothetical	.70	1,000.00	1,024.86	3.49
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,000.85	3.46
Hypothetical	.70	1,000.00	1,024.86	3.50

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2018

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2018	Beginning Account Value January 1, 2018*	Ending Account Value June 30, 2018**	Expenses Paid During the Six Months Ended June 30, 2018
Intermediate Government Bond Series
Actual	.61%	$1,000.00	$994.78	$3.08
Hypothetical	.61	1,000.00	1,024.86	3.12
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,013.23	3.48
Hypothetical	.70	1,000.00	1,024.86	3.50

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has not adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant believes that the registrant’s code of ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940 covers such officers and persons.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.
Year ended June 30, 2017: $147,600
Year ended June 30, 2018 $152,000

(b)	Audit Related Fees.
Year ended June 30, 2017: None
Year ended June 30, 2018 None

(c)	Tax Fees (consisting of income and excise tax compliance services)
Year ended June 30, 2017: $41,000
Year ended June 30, 2018 $42,300

(d)	All Other Fees (Fees for all other services)
Year ended June 30, 2017 $39,200
(consisted of examination of transfer agent ($10,800); Anti-Money Laundering advisory services ($8,300); Internal control agreed upon procedures ($11,000) and Review of Semi-Annual report ($9,100))
Year ended June 30, 2018 $40,400
(consisted of examination of transfer agent ($11,100); Anti-Money Laundering advisory services ($8,600); Internal control agreed upon procedures ($11,300) and Review of Semi-Annual report ($9,400))
(e)

(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2018.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2017: $80,200
Year ended June 30, 2018: $82,700
(h)	Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a)	Included as part of item 1.
(b)	Not Applicable

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)(1)         Code of Ethics

(a)(2)         Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the

                  Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)         Not applicable

(a)(4)         Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III

Date: August 28, 2018

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 29, 2018